7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants
	2018	2017	2016
Risk-free interest rate	1.14%	0.71%	0.87%
Expected life	2.68 years	3 years	2.98 years
Expected volatility	108.87%	116.49%	144.62%
Expected dividend yield	Nil	Nil	Nil